Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities	Derivative Instruments and Hedging Activities
Foreign Exchange Risk

As deemed appropriate, the Company from time to time economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. As at December 31, 2025, the Company was not committed to any foreign currency forward contracts.

Interest Rate Swap Agreement

As deemed appropriate, the Company from time to time uses derivative instruments in accordance with its overall risk management policies. The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. As at December 31, 2025, the Company was not committed to any interest rate swap agreements.

Forward Freight Agreements

As deemed appropriate, the Company from time to time uses forward freight agreements (or FFAs) in non-hedge-related transactions to increase or decrease its exposure to spot tanker market rates, within defined limits. Net gains and losses from FFAs are recorded within realized and unrealized gains on derivative instruments in the Company's consolidated statements of income. As at December 31, 2025, the Company was not committed to any FFAs and no longer maintains restricted cash deposits relating to FFAs.

Tabular Disclosure

Realized and unrealized gains (losses) relating to the interest rate swap and FFAs are recognized in earnings and reported in other - net in the Company’s consolidated statements of income (note 16) as follows:

	Year Ended December 31, 2025 $	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $
Realized gains (losses) relating to:
Interest rate swap agreement	—	—	953
Interest rate swap agreement termination	—	—	3,215
Forward freight agreements	—	—	(10)
	—	—	4,158
Unrealized losses relating to:
Interest rate swap agreement	—	—	(3,709)
	—	—	(3,709)
Total realized and unrealized gains on derivative instruments	—	—	449